TOUCHSTONE APPLIED SCIENCE ASSOCIATES, INC.
                     4 HARDSCRABBLE HEIGHTS, P.O. BOX 382
                          BREWSTER, NEW YORK 10509
                               (845) 277-8100

                                 FACSIMILE
                              (845) 277-8115



                                           November 30, 2005




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Document Control Department - EDGAR

        Re: Touchstone Applied Science Associates, Inc.
                Form S-3 Registration Statement
            ---------------------------------------

Ladies and Gentlemen:

        Enclosed for filing is the Form SB-2/A Registration Statement of Touchstone Applied Science Associates, Inc. (the "Company").

        Please notify Regina Keller at (845) 277-8100 immediately if you encounter any difficulty in receiving this filing electronically.


                                          Very truly yours,


                                          /s/ ANDREW L. SIMON
                                          ----------------------
                                          Andrew L. Simon
                                          President

Enclosure